Domicile and activities	6 Months Ended
Jun. 30, 2022
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Domicile and activities

1	Domicile and activities
Grab Holdings Limited (the “Company” or “GHL”) was incorporated in the Cayman Islands on March 12, 2021. The address of the Company’s registered office is Harbour Place, 2nd Floor, 103 South Church Street, P.O. Box 472, George Town,
KYI-1106,
Cayman Islands. The business office is at 3 Media Close,
#01-03/06,
Singapore 138498.
The Company was formed to facilitate the public listing (on the Nasdaq Stock Market (“NASDAQ”)); and additional capitalisation (referred to collectively as the “Reverse Recapitalization”) of Grab Holdings Inc. (“GHI”) and its subsidiaries (together referred to as “GHI Group”). The Reverse Recapitalization was effectuated in December 2021.
These condensed consolidated interim financial statements as at and for the six months ended June 30, 2022 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”) and the Group’s interest in equity-accounted investees. As a result of the Reverse Recapitalization, the Company is the investment holding company of GHI. Therefore, these consolidated financial statements have been presented as a continuation of the GHI Group.
The Group enables access to delivery, mobility, financial services and enterprise offerings in Southeast Asia through its mobile application (the “Grab Platform”).